Borrowings - Schedule of Bank Term Funding Program Advances (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Bank Term Funding Program Maturity Of May 2024 [Member]
Debt Instrument [Line Items]
Total advances outstanding at year-end	$ 0	$ 160,000
Bank Term Funding Program Maturity Of December 2024 [Member]
Debt Instrument [Line Items]
Total advances outstanding at year-end	0	10,000
Bank Term Funding Program Maturity of January 2025 [Member]
Debt Instrument [Line Items]
Total advances outstanding at year-end	170,000	0
Bank Term Funding Program Advances [Member]
Debt Instrument [Line Items]
Total advances outstanding at year-end	$ 170,000	$ 170,000